TREASURY STOCK (DETAILS) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Class A Ordinary Shares CNY	Aug. 31, 2010 USD ADS USD ($)	Dec. 31, 2011 USD Class A Ordinary Shares USD ($)
Aggregate value of shares authorized to be repurchased				$ 20
Ordinary shares each ADS represents	45	45
Repurchase of shares, shares			22,478,850
Repurchase of shares, value			39.7		$ 6.3